Properties (Tables)	12 Months Ended
Dec. 31, 2011
Notes To Financial Statements [Abstract]
Property, Plant, Equipment

In millions		December 31, 2011			December 31, 2010
	2011 depreciation		Accumulated			Accumulated
	rate	Cost	depreciation	Net	Cost	depreciation	Net
Track and roadway (1)	2%	$25,534	$6,903	$18,631	$24,568	$6,744	$17,824
Rolling stock	4%	4,923	1,668	3,255	4,843	1,565	3,278
Buildings	2%	1,220	473	747	1,148	467	681
Information technology (2)	12%	931	383	548	854	330	524
Other	6%	1,213	477	736	1,057	447	610
Total properties including capital leases		$33,821	$9,904	$23,917	$32,470	$9,553	$22,917

(1)	Includes the cost of land of $1,798 million and $1,712 million as at December 31, 2011 and 2010, respectively.

(2)	The Company capitalized $94 million in 2011 and $79 million in 2010 of internally developed software costs pursuant to ASC 350-40, “Intangibles – Goodwill and Other, Internal – Use Software.”

Capital Lease Disclosure

Capital leases included in properties
Track and roadway (3)	$417	$48	$369	$427	$43	$384
Rolling stock	1,144	317	827	1,129	287	842
Buildings	109	16	93	108	13	95
Other	102	15	87	130	28	102
Total capital leases included in properties	$1,772	$396	$1,376	$1,794	$371	$1,423

(3)	Includes $108 million of right-of-way access in both years.